Note 43 - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ (12,829)	€ 20,605	€ (41,369)
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	49,020	37,446	14,075
Maturities of financial assets at fair value through other comprehensive income	18,646	29,093	36,236
Sale of debt securities held to collect at amortized cost	30	8,239	350
Maturities of debt securities held to collect at amortized cost	4,743	3,960	195
Sale of investments in associates	21	30	0
Sale of property and equipment	93	12	12
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income	(42,011)	(75,890)	(47,705)
Debt Securities held to collect at amortized cost	(5,922)	(3,359)	(19,320)
Investments in associates	(8)	(3)	(1)
Property and equipment	(464)	(387)	(266)
Net change in investments in subsidiaries	1,516	3,427	1,149
Other, net	(965)	(927)	(861)
Net cash provided by (used in) investing activities	24,698	1,642	(16,136)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	1,099	1,668	25
Repayments and extinguishments of subordinated long-term debt	(25)	(1,120)	(11)
Issuances of trust preferred securities	0	0	0
Principal portion of lease payments	(462)	(479)	(362)
Repayments and extinguishments of trust preferred securities	0	0	0
Common shares issued	0	0	0
Purchases of treasury shares, Cash Flows	(346)	(279)	(1,359)
Sale of treasury shares	35	76	1,181
Additional Equity Components (AT1) issued	2,500	1,153	0
Purchases of Additional Equity Components (AT1)	(1,230)	(709)	(88)
Sale of Additional Equity Components (AT1)	1,210	721	77
Coupon on additional equity components, pre tax	(363)	(349)	(330)
Cash dividends paid	0	0	(227)
Net cash provided by (used in) financing activities	2,417	681	(1,094)
Net effect of exchange rate changes on cash and cash equivalents	755	(799)	1,163
Net increase (decrease) in cash and cash equivalents	15,042	47,295	(57,436)
Cash and cash equivalents at beginning of period	129,699	82,405	139,841
Cash and cash equivalents at end of period	144,741	129,699	82,405
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	13	916	280
Interest paid	5,182	6,324	10,054
Interest received	13,288	15,905	14,786
Dividend received	1,468	724	4,217
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	138,800	124,549	75,180
Interbank balances (w/o central banks) (not included: time deposits with banks)	5,941	5,151	7,225
Cash and cash equivalents	€ 144,741	€ 129,699	€ 82,405